3. Acquisitions (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 23, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Loss on disposal of subsidiaries		$ (1,584,218)	$ 0	$ 0	$ (1,069,675)
Prepayment on acquisition		$ 3,744,517		3,744,517	$ 0
Issuance of common stock in connection with pending asset acquisition				3,744,517
Asset Purchase Agreement [Member]
Business Acquisition [Line Items]
Prepayment on acquisition				$ 3,744,517
Issuance of common stock in connection with pending asset acquisition, shares				333,334
Issuance of common stock in connection with pending asset acquisition				$ 3,740,000
Xenetic UK [Member]
Business Acquisition [Line Items]
Consideration transferred	$ 3,750,000
Oxbridge [Member]
Business Acquisition [Line Items]
Common stock returned and cancelled, shares				303,031
Cash paid for Hive Out Agreement				$ 430,000